                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                March 31, 2003
                                                              --------------

Check here if Amendment [   ]; Amendment Number: _______________
         This Amendment (Check only one.):       [  ] is a restatement.
                                                 [  ] adds new holdings entries.


Institutional Investment Manager Filing Report:

Name:             Schootse Poort Vermogensbeheer B.V.
                  -----------------------------------
Address:          P.O. Box 6191
                  --------------------------------------------
                  5600 HD Eindhoven
                  -----------------------------------
                  The Netherlands
                  --------------------------------------------

Form 13F File Number:      28-10285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:       Mr. J. Snippe                          Mr. G.M. van de Luitgaarden
            ------------------------------------   ---------------------------
Title:      Chief Executive Officer                Chief Financial Officer
            ------------------------------------   -----------------------
Phone:      011-31-40-273-7106                     011-31-40-273-2824
            ------------------------------------   ------------------


Signature, Place and Date of Signing:

/s/ Mr. J. Snippe                   Eindhoven, The Netherlands                  April 25, 2003
---------------------------         -----------------------------------         ---------------
/s/ Mr. G.M. van de Luitgaarden     Eindhoven, The Netherlands                  April 25, 2003
--------------------------------    -----------------------------------         ----------------
          [Signature]                          [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report Summary:


Number of Other Included Managers:          1
                                    -----------------

Form 13F Information Table Entry Total:     74
                                         ------------

Form 13F Information Table Value Total: U.S.$926,728
                                        -------------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name

         01       28-10286                  Koninklijke Philips Electronics N.V.

---------------------------------------------------------------------------------------------------------------------------
                                                      FORM 13F INFORMATION TABLE

          Column 1          Column 2        Column 3   Column 4        Column 5       Column 6   Column 7      Column 8
       NAME OF ISSUER    TITLE OF CLASS      CUSIP   VALUE IN USD  SHRS OR SH/ PUT/  INVESTMENT    OTHER   VOTING AUTHORITY
                                                      (X $1,000)   PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE SHARED NONE

---------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES       Common share   002824100      12,193         324,202         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD-CL A        Common share   G1150G111      10,205         658,400         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP              Common share   02209S103      13,559         452,566         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC        Common share   00184A105      10,196         938,847         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS COM      Common share   025816109      11,501         346,111         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL. GROUP      Common share   026874107      13,341         269,794         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CO      Common share   03073E105      12,535         238,760         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
AMGEN INC                 Common share   031162100       8,880         154,295         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
ANADARKO PETROLEUM C      Common share   032511107       4,263          93,687         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH            Common share   035229103      21,756         466,759         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
ANTHEM INC                Common share   03674B104      11,845         178,792         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
AT & T WIRELESS GRP       Common share   00209A106       8,694       1,317,262         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP      Common share   060505104      20,420         305,506         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
BIOGEN INC                Common share   090597105       9,114         304,200         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE INC          Common share   055921100       4,025         266,753         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
BOEING                    Common share   097023105      11,916         475,510         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CO      Common share   101137107       9,338         229,100         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
BRINKER INTERNATION       Common share   109641100       7,722         253,168         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP-CL A        Common share   111320107       7,783         630,200         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP        Common share   166764100      25,388         392,701         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE E      Common share   167760107         722          15,000         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC         Common share   17275R102       9,105         701,487         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC             Common share   172967101      19,525         566,772         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS            Common share   20825C104      30,636         571,571         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
CSX CORP                  Common share   126408103       7,053         247,300         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
CVS CORPORATION           Common share   126650100       9,210         386,163         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP        Common share   247025109       9,367         343,000         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
DOW CHEMICAL              Common share   260543103      14,258         516,409         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC       Common share   285512109      12,446         212,250         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
EMC CORP                  Common share   268648102       9,364       1,295,141         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
ENSCO INTERNATIONAL       Common share   26874Q100      12,115         474,900         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC           Common share   344849104      10,072         941,274         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COP      Common share   35671D857       4,994         292,900         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
GENZYME CORP - GENL       Common share   372917104       9,317         255,600         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
GLOBALSANTAFE CORP        Common share   G3930E101      16,818         814,430         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
HEWLETT-PACKARD CO        Common share   428236103      10,423         670,311         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND CO         Common share   G4776G101      21,621         560,273         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
INTEL CORP                Common share   458140100      17,583       1,080,032         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER       Common share   460146103      20,259         599,377         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON         Common share   478160104       9,881         170,750         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE & CO      Common share   46625H100      14,660         618,308         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
KEYCORP                   Common share   493267108       9,274         411,100         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS      Common share   495582108       7,829         656,221         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
KNIGHT-RIDDER INC         Common share   499040103       9,471         161,900         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
KT CORP ADR                 Spon ADR     48268K101       3,795         221,000         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
L-3COMMUNICATIONS HO      Common share   502424104       8,762         218,115         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
LABORATORY CRP OF AM      Common share   50540R409      11,428         385,415         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
LUXOTTICA                   Spon ADR     55068R202      26,468       2,455,252         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
MASCO                     Common share   574599106      13,152         706,316         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
MATTEL INC                Common share   577081102      17,374         772,186         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
MBNA CORP                 Common share   55262L100       8,137         540,638         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
MCGRAW HILL COMP.         Common share   580645109      18,396         330,916         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
MEDTRONIC                 Common share   585055106       8,176         181,212         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
MERCK                     Common share   589331107      13,785         251,650         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO        Common share   590188108      19,080         538,992         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY         Common share   595112103       8,941       1,098,425         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP            Common share   594918104      35,740       1,476,242         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
NORTHROP GRUMMAN COR      Common share   666807102      12,728         148,350         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
ORACLE CORPORATION        Common share   68389X105       6,885         634,626         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC            Common share   712713106       9,146         597,803         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
PEPSICO INC               Common share   713448108      19,061         476,528         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
PFIZER INC                Common share   717081103      29,696         953,017         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP         Common share   717265102       9,782         301,167         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO       Common share   742718109      23,493         263,813         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS        Common share   78387G103       8,585         427,974         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
SKYWORKS SOLUTIONS I      Common share   83088M102       3,115         500,000         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
SOUTHERN COMPANY          Common share   842587107      13,082         459,976         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS           Common share   85590A203      10,349         434,994         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
TARGET CORP               Common share   87612E106       7,109         242,946         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
TRAVELERS PROPERTY        Common share   89420G109       8,550         606,800         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP I      Common share   91324P102      12,605         137,500         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
UTSTARCOM INC             Common share   918076100       4,464         223,300         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIO      Common share   92343V104      14,241         402,861         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
VF CORP                   Common share   918204108       9,927         263,800         DEFINED       1          SOLE
---------------------------------------------------------------------------------------------------------------------------
           TOTAL                                       926,728
---------------------------------------------------------------------------------------------------------------------------